Tweedy, Browne Global Value Fund
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	COMMON STOCKS—92.2%

	Canada—1.5%
89,692	E-L Financial Corp., Ltd.	$51,134,907
1,489,895	National Bank of Canada	70,928,921

		122,063,828

	Chile—1.7%
11,604,531	Antofagasta plc	137,293,625

	China—2.7%
1,356,297	Baidu Inc., Sponsored ADR(a)	159,175,016
1,482,865	Sina Corp.(a)	63,955,968

		223,130,984

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,704,348

	France—14.8%
11,392,920	Bollore SA	50,339,965
865,012	Cie Generale des Etablissements Michelin	109,884,855
6,011,377	CNP Assurances	136,640,875
2,371,247	Safran SA	347,942,395
5,957,840	SCOR SE	261,620,633
2,706,412	Tarkett SA	63,490,283
4,451,890	Total SA	249,814,239

		1,219,733,245

	Germany—7.0%
3,616,468	Axel Springer SE	255,136,192
1,747,030	Henkel AG & Co., KGaA	160,653,069
647,607	Krones AG	52,325,100
42,354	KSB SE & Co., KGaA	14,566,242
377,440	Muenchener Rueckversicherungs AG	94,862,898

		577,543,501

	Hong Kong—1.1%
26,265,000	Emperor Entertainment Hotel, Ltd.	5,479,930
5,639,882	Great Eagle Holdings, Ltd.	24,111,624
15,995,508	Hang Lung Group, Ltd.	44,326,752
434,500	Jardine Strategic Holdings, Ltd.	16,567,485
59,000	Miramar Hotel & Investment	128,988
2,561,000	Tai Cheung Holdings, Ltd.	2,599,518

		93,214,297

	Italy—0.8%
144,268	Buzzi Unicem SpA	2,931,789
4,763,086	SOL SpA(c)	60,425,429

		63,357,218

	Japan—1.3%
2,111,900	Ebara Corp.	57,315,719
57,600	Konishi Co., Ltd.	855,393
1,433,800	NGK Spark Plug Co., Ltd.	26,908,702
164,400	Nippon Kanzai Co., Ltd.	2,784,760
193,700	Shizuoka Gas Co., Ltd.	1,476,032

Shares		Value*

	Japan (continued)
1,801,700	Zeon Corp.	$20,017,031

		109,357,637

	Mexico—0.4%
516,608	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	32,102,021

	Netherlands—7.7%
3,138,711	Heineken Holding NV	329,912,797
6,627,813	Royal Dutch Shell plc, Class A	216,695,339
1,369,620	Unilever NV, CVA	83,538,522

		630,146,658

	Singapore—4.9%
11,470,201	DBS Group Holdings, Ltd.	220,086,787
9,208,541	United Overseas Bank, Ltd.	177,847,797

		397,934,584

	South Korea—3.6%
319,975	Chokwang Paint, Ltd.	1,798,500
144,547	Hankook Technology Group Co., Ltd.	2,146,955
210,000	Hyundai Mobis Co., Ltd.	42,831,161
1,208,796	Hyundai Motor Co.	146,565,141
131,339	Kangnam Jevisco Co., Ltd.	2,957,445
953,743	Kia Motors Corp.	36,344,080
815,800	LG Corp.	54,332,499
132,553	Samchully Co., Ltd.	10,733,734

		297,709,515

	Spain—0.3%
3,326,849	Mediaset España Comunicacion SA	24,224,334

	Switzerland—14.4%
218,165	Coltene Holding AG	19,825,045
3,558,380	Nestle SA, Registered	368,830,649
80	Neue Zuercher Zeitung(a)	405,128
2,712,200	Novartis AG, Registered	248,131,528
68,178	Phoenix Mecano AG(c)	30,767,508
875,310	Roche Holding AG	246,568,094
429,703	Tamedia AG	46,892,717
648,618	Zurich Insurance Group AG	226,118,214

		1,187,538,883

	Taiwan—0.0%(b)
665,100	Lumax International Corp., Ltd.	1,565,344
365,000	Thinking Electronic Industrial Co., Ltd.	934,255

		2,499,599

	Thailand—1.1%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	91,034,517

	United Kingdom—20.0%
2,434,770	Babcock International Group plc	14,198,409
18,154,406	BAE Systems plc	114,462,891
15,594,719	CNH Industrial NV	160,152,571
1,625,874	Daily Mail & General Trust plc, Class A	16,160,864
7,801,388	Diageo plc	335,991,969

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	United Kingdom (continued)
198,096	Euromoney Institutional Investor plc	$3,282,565
33,225,011	G4S plc	87,953,906
9,290,881	GlaxoSmithKline plc	186,425,400
20,438,901	HSBC Holdings plc	170,876,943
752,280	Imperial Brands plc	17,681,783
5,273,360	Inchcape plc	41,342,316
16,803,140	Lookers plc	10,885,162
20,519,000	Standard Chartered plc	186,510,249
2,706,685	Unilever plc	168,605,879
16,040,607	Vertu Motors plc	8,206,794
9,667,000	WPP plc	121,826,370

		1,644,564,071

	United States—8.9%
43,606	AGCO Corp.	3,382,517
75,488	Alphabet Inc., Class A(a)	81,738,406
75,695	Alphabet Inc., Class C(a)	81,819,482
14,503	American National Insurance Co.	1,689,164
396,719	Avnet, Inc.	17,959,469
1,306,916	Bank of New York Mellon Corp./The	57,700,341
433	Berkshire Hathaway Inc., Class A(a)	137,845,550
301	Berkshire Hathaway Inc., Class B(a)	64,164
3,113,533	Cisco Systems, Inc.	170,403,661
583,045	ConocoPhillips	35,565,745
860,002	Johnson & Johnson	119,781,079
291,523	Phillips 66	27,269,061

		735,218,639

	TOTAL COMMON STOCKS (Cost $4,884,359,084)	7,590,371,504

	PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA, Class A	31,224,685

	Croatia—0.1%
166,388	Adris Grupa d.d.	11,909,371

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	1,761,795

	TOTAL PREFERRED STOCKS (Cost $34,220,102)	44,895,851

Shares			Value*

	REGISTERED INVESTMENT COMPANY—2.7%
220,422,672	Dreyfus Treasury Securities Cash Management– Institutional Shares 2.11%(e) (Cost $220,422,672)		$220,422,672

Face Value

	U.S. TREASURY BILL—3.6%
$ 300,000,000	2.484%(f) due 07/18/2019(d) (Cost $299,657,167)		299,657,167

	INVESTMENTS IN SECURITIES (Cost $5,438,659,025)	99.0%	8,155,347,194
	UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.4	34,093,543
	OTHER ASSETS AND LIABILITIES (Net)	0.6	45,142,224

	NET ASSETS	100.0%	$8,234,582,961

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)

All or a portion of this position has been segregated to cover certain open forward contracts. At June 30 2019, liquid assets totaling $156,959,174 have been segregated to cover such open forward contracts.

(e)	Rate disclosed is the 7-day yield at June 30, 2019.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification

June 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	11.1%
Insurance	11.1
Capital Goods	10.7
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Beverage	8.6
Food	7.5
Energy	6.4
Media	5.7
Automobiles & Components	4.4
Internet Software & Services	2.8
Materials	2.7
Technology Hardware & Equipment	2.6
Household & Personal Products	2.0
Software & Services	1.9
Commercial Services & Supplies	1.3
Real Estate	0.9
Retailing	0.7
Diversified Financials	0.7
Transportation	0.6
Health Care Equipment & Services	0.2
Tobacco	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.1
Consumer Services	0.1

Total Common Stocks	92.2
Preferred Stocks	0.5
Registered Investment Company	2.7
U.S. Treasury Bill	3.6
Unrealized Appreciation on Forward Contracts (Net)	0.4
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio Composition

June 30, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	20%
France	15
Switzerland	14
United States	9
Netherlands	8
Germany	7
Singapore	5
South Korea	4
Other Countries(a)	11
Money Market Funds and Other Assets and Liabilities (Net)(b)	7

Total	100%

(a)	“Other Countries” include Canada, Chile, China, Croatia, Czech Republic, Hong Kong, Italy, Japan Mexico, Spain, Taiwan and Thailand
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

June 30, 2019 (Unaudited)

Contracts		Counterparty	Settlement Date	Contract Value on Origination Date	Value 06/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
100,000,000	Chinese Yuan	SSB	9/11/19	$14,439,182	$14,543,066	$103,884
165,000,000	Chinese Yuan	SSB	10/15/19	23,816,053	23,985,738	169,685
183,000,000	Chinese Yuan	SSB	11/25/19	26,318,439	26,587,562	269,123
30,000,000,000	South Korean Won	SSB	10/1/19	26,505,279	26,059,055	(446,224)

TOTAL				$91,078,953	$91,175,421	$96,468

FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	8/27/19	$(43,134,225)	$(42,905,631)	$228,594
17,000,000	Canadian Dollar	NTC	9/4/19	(13,200,808)	(13,026,140)	174,668
28,000,000	Canadian Dollar	NTC	10/1/19	(21,821,129)	(21,462,373)	358,756
26,000,000	Canadian Dollar	NTC	12/23/19	(19,538,148)	(19,946,778)	(408,630)
27,000,000	Canadian Dollar	SSB	12/23/19	(20,167,013)	(20,713,961)	(546,948)
14,500,000,000	Chilean Peso	JPM	12/17/19	(21,106,259)	(21,374,982)	(268,723)
7,000,000,000	Chilean Peso	SSB	3/16/20	(10,418,217)	(10,317,920)	100,297
100,000,000	Chinese Yuan	SSB	9/11/19	(14,445,231)	(14,543,066)	(97,835)
165,000,000	Chinese Yuan	SSB	10/15/19	(23,691,579)	(23,985,738)	(294,159)
345,000,000	Chinese Yuan	SSB	11/25/19	(49,391,553)	(50,124,093)	(732,540)
250,000,000	Chinese Yuan	JPM	11/29/19	(35,732,152)	(36,319,835)	(587,683)
235,000,000	Chinese Yuan	BNY	3/13/20	(34,896,498)	(34,075,836)	820,662
330,000,000	Chinese Yuan	JPM	4/3/20	(48,768,953)	(47,831,277)	937,676
300,000,000	Chinese Yuan	JPM	5/20/20	(43,183,797)	(43,442,549)	(258,752)
200,000,000	Chinese Yuan	SSB	5/22/20	(28,799,355)	(28,960,553)	(161,198)
70,000,000	European Union Euro	BNY	10/7/19	(84,084,000)	(80,341,779)	3,742,221
80,000,000	European Union Euro	SSB	11/5/19	(94,296,000)	(92,024,160)	2,271,840
200,000,000	European Union Euro	SSB	11/18/19	(235,233,000)	(230,290,866)	4,942,134
100,000,000	European Union Euro	NTC	11/25/19	(118,400,500)	(115,207,577)	3,192,923
65,000,000	European Union Euro	SSB	11/25/19	(76,227,710)	(74,884,925)	1,342,785
30,000,000	European Union Euro	SSB	11/29/19	(35,337,060)	(34,572,936)	764,124
50,000,000	European Union Euro	NTC	12/23/19	(58,628,250)	(57,728,413)	899,837
75,000,000	European Union Euro	NTC	1/21/20	(88,230,000)	(86,761,190)	1,468,810
80,000,000	European Union Euro	BNY	3/6/20	(93,850,400)	(92,816,692)	1,033,708
100,000,000	European Union Euro	JPM	3/20/20	(116,505,000)	(116,126,824)	378,176
125,000,000	European Union Euro	NTC	3/23/20	(146,010,000)	(145,186,943)	823,057
125,000,000	European Union Euro	SSB	4/3/20	(144,565,000)	(145,291,221)	(726,221)
100,000,000	European Union Euro	BNY	5/7/20	(115,543,000)	(116,491,587)	(948,587)
100,000,000	European Union Euro	NTC	5/12/20	(115,362,500)	(116,529,714)	(1,167,214)
75,000,000	European Union Euro	BNY	5/14/20	(86,483,250)	(87,408,730)	(925,480)
75,000,000	Great Britain Pound Sterling	NTC	7/15/19	(101,130,000)	(95,536,695)	5,593,305
85,000,000	Great Britain Pound Sterling	NTC	7/30/19	(109,454,500)	(108,356,886)	1,097,614
85,000,000	Great Britain Pound Sterling	SSB	8/19/19	(111,121,775)	(108,446,969)	2,674,806
50,000,000	Great Britain Pound Sterling	NTC	8/30/19	(64,477,000)	(63,820,939)	656,061
60,000,000	Great Britain Pound Sterling	JPM	9/16/19	(77,407,800)	(76,633,404)	774,396
60,000,000	Great Britain Pound Sterling	SSB	1/15/20	(77,794,500)	(76,965,377)	829,123
30,000,000	Great Britain Pound Sterling	BNY	3/6/20	(40,449,000)	(38,535,727)	1,913,273
75,000,000	Great Britain Pound Sterling	NTC	5/7/20	(99,390,000)	(96,501,004)	2,888,996
85,000,000	Great Britain Pound Sterling	BNY	5/12/20	(113,585,500)	(109,382,609)	4,202,891
25,000,000	Great Britain Pound Sterling	BNY	6/2/20	(32,313,750)	(32,189,657)	124,093
75,000,000	Great Britain Pound Sterling	SSB	6/10/20	(96,470,250)	(96,589,901)	(119,651)
110,000,000	Great Britain Pound Sterling	JPM	7/2/20	(141,333,500)	(141,746,942)	(413,442)
2,500,000,000	Japanese Yen	BNY	3/25/20	(23,310,023)	(23,648,821)	(338,798)
1,900,000,000	Japanese Yen	SSB	6/8/20	(17,690,052)	(18,053,123)	(363,071)
450,000,000	Japanese Yen	JPM	8/14/20	(4,261,969)	(4,292,643)	(30,674)
2,000,000,000	Japanese Yen	JPM	9/4/20	(18,775,834)	(19,101,982)	(326,148)
2,550,000,000	Japanese Yen	BNY	9/23/20	(23,922,547)	(24,382,279)	(459,732)
400,000,000	Mexican Peso	NTC	11/29/19	(18,617,207)	(20,298,934)	(1,681,727)
240,000,000	Mexican Peso	BNY	3/23/20	(11,867,329)	(11,955,896)	(88,567)
22,000,000	Singapore Dollar	SSB	8/27/19	(16,242,995)	(16,276,764)	(33,769)
25,000,000	Singapore Dollar	SSB	10/1/19	(18,455,633)	(18,503,831)	(48,198)
50,000,000	Singapore Dollar	JPM	12/17/19	(36,743,092)	(37,041,765)	(298,673)
50,000,000	Singapore Dollar	SSB	1/3/20	(36,797,174)	(37,047,587)	(250,413)
33,000,000	Singapore Dollar	SSB	3/6/20	(24,570,025)	(24,457,958)	112,067
60,000,000	Singapore Dollar	NTC	3/13/20	(44,459,264)	(44,470,338)	(11,074)
55,000,000	Singapore Dollar	JPM	5/8/20	(40,668,441)	(40,774,187)	(105,746)
80,000,000	Singapore Dollar	JPM	5/12/20	(59,162,846)	(59,308,917)	(146,071)
35,000,000	Singapore Dollar	SSB	6/10/20	(25,684,303)	(25,950,853)	(266,550)
80,000,000	Singapore Dollar	JPM	6/22/20	(58,814,880)	(59,320,777)	(505,897)
40,000,000,000	South Korean Won	SSB	10/1/19	(36,215,482)	(34,745,406)	1,470,076
120,000,000,000	South Korean Won	JPM	2/24/20	(107,802,183)	(104,757,773)	3,044,410
76,000,000,000	South Korean Won	SSB	3/6/20	(68,803,187)	(66,371,317)	2,431,870
20,000,000,000	South Korean Won	SSB	5/12/20	(17,379,214)	(17,505,877)	(126,663)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

June 30, 2019 (Unaudited)

Contracts		Counterparty	Settlement Date	Contract Value on Origination Date	Value 06/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
90,000,000	Swiss Franc	BNY	8/27/19	$(94,300,084)	$(92,832,314)	$1,467,770
65,000,000	Swiss Franc	BNY	11/18/19	(67,107,165)	(67,518,538)	(411,373)
100,000,000	Swiss Franc	BNY	11/25/19	(104,569,696)	(103,939,454)	630,242
80,000,000	Swiss Franc	JPM	11/25/19	(82,584,908)	(83,151,563)	(566,655)
70,000,000	Swiss Franc	JPM	11/29/19	(73,057,454)	(72,783,555)	273,899
60,000,000	Swiss Franc	SSB	11/29/19	(62,662,531)	(62,385,904)	276,627
33,000,000	Swiss Franc	BNY	12/23/19	(34,446,764)	(34,385,797)	60,967
80,000,000	Swiss Franc	JPM	12/23/19	(83,168,729)	(83,359,507)	(190,778)
57,000,000	Swiss Franc	NTC	3/6/20	(59,094,915)	(59,730,558)	(635,643)
115,000,000	Swiss Franc	NTC	3/23/20	(118,826,204)	(120,664,306)	(1,838,102)
55,000,000	Swiss Franc	NTC	4/3/20	(57,085,327)	(57,757,173)	(671,846)
640,000,000	Thai Baht	BNY	9/4/19	(19,713,538)	(20,903,354)	(1,189,816)
780,000,000	Thai Baht	JPM	5/28/20	(24,501,335)	(25,580,315)	(1,078,980)
900,000,000	Thai Baht	BNY	6/22/20	(28,976,175)	(29,527,559)	(551,384)
500,000,000	Thai Baht	JPM	6/26/20	(16,270,745)	(16,403,013)	(132,268)

TOTAL				$(4,738,587,412)	$(4,704,590,337)	$33,997,075

Unrealized Appreciation on Forward Contracts (Net)						$34,093,543

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	COMMON STOCKS—89.5%

	Canada—0.4%
3,500	E-L Financial Corp., Ltd.	$1,995,408

	China—3.1%
78,434	Baidu Inc., Sponsored ADR(a)	9,205,014
116,390	Sina Corp.(a)	5,019,901
98,500	Wuliangye Yibin Co., Ltd., Class A	1,691,649

		15,916,564

	France—14.8%
1,083,445	Bollore SA	4,787,235
41,375	Cie Generale des Etablissements Michelin	5,255,980
242,425	CNP Assurances	5,510,412
134,560	Safran SA	19,744,518
382,960	SCOR SE	16,816,537
410,687	Tarkett SA	9,634,392
250,808	Total SA	14,073,890

		75,822,964

	Germany—7.2%
212,338	Axel Springer SE	14,980,116
73,705	BASF SE	5,365,125
50,800	Henkel AG & Co., KGaA	4,671,457
50,056	Krones AG	4,044,405
13,543	Muenchener Rueckversicherungs AG	3,403,795
36,984	Siemens AG	4,405,464

		36,870,362

	Hong Kong—1.2%
4,870,000	Emperor Entertainment Hotel, Ltd.	1,016,077
316,349	Great Eagle Holdings, Ltd.	1,352,455
734,000	Hang Lung Group, Ltd.	2,034,061
20,587	Jardine Strategic Holdings, Ltd.	784,982
109,796	Miramar Hotel & Investment	240,040
655,000	Tai Cheung Holdings, Ltd.	664,851

		6,092,466

	Italy—0.6%
113,408	Buzzi Unicem SpA	2,304,657
66,455	SOL SpA	843,061

		3,147,718

	Japan—1.6%
110,200	Ebara Corp.	2,990,763
30,800	Konishi Co., Ltd.	457,397
83,600	NGK Spark Plug Co., Ltd.	1,568,955
67,300	Shizuoka Gas Co., Ltd.	512,839
227,400	Zeon Corp.	2,526,432

		8,056,386

	Netherlands—6.5%
58,500	Heineken Holding NV	6,148,989
37,400	Heineken NV	4,179,880
361,505	Royal Dutch Shell plc, Class A	11,819,351

Shares		Value*

	Netherlands (continued)
179,337	Unilever NV, CVA	$10,938,471

		33,086,691

	Singapore—5.2%
691,713	DBS Group Holdings, Ltd.	13,272,382
703,970	United Overseas Bank, Ltd.	13,596,021

		26,868,403

	South Korea—5.5%
158,873	Chokwang Paint, Ltd.	892,986
132,823	Hankook Technology Group Co., Ltd.	1,972,818
17,345	Hyundai Mobis Co., Ltd.	3,537,650
56,125	Hyundai Motor Co.	6,805,092
37,361	Kangnam Jevisco Co., Ltd.	841,282
211,700	Kia Motors Corp.	8,067,207
70,860	LG Corp.	4,719,295
13,800	Samchully Co., Ltd.	1,117,482

		27,953,812

	Switzerland—12.9%
28,740	Alcon Inc.(a)	1,776,869
17,047	Coltene Holding AG	1,549,092
156,100	Nestle SA, Registered	16,179,965
143,704	Novartis AG, Registered	13,147,074
5,015	Phoenix Mecano AG	2,263,179
56,300	Roche Holding AG	15,859,277
24,292	Tamedia AG	2,650,942
36,764	Zurich Insurance Group AG	12,816,496

		66,242,894

	Thailand—1.5%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	7,837,603

	United Kingdom—19.3%
365,665	Babcock International Group plc	2,132,383
1,165,123	BAE Systems plc	7,346,060
1,349,900	CNH Industrial NV	13,863,024
127,815	Daily Mail & General Trust plc, Class A	1,270,456
352,603	Diageo plc	15,185,987
23,368	Euromoney Institutional Investor plc	387,221
2,477,190	G4S plc	6,557,666
483,725	GlaxoSmithKline plc	9,706,144
1,090,626	HSBC Holdings plc	9,118,046
73,462	Imperial Brands plc	1,726,670
934,650	Inchcape plc	7,327,509
722,985	Lookers plc	468,353
1,292,153	Standard Chartered plc	11,745,201
2,698,887	Vertu Motors plc	1,380,821
835,525	WPP plc	10,529,531

		98,745,072

	United States—9.7%
7,345	AutoZone Inc.(a)	8,075,607
100,100	Avnet, Inc.	4,531,527
212,500	Cisco Systems, Inc.	11,630,125
29,399	ConocoPhillips	1,793,339
70,900	Halliburton Co.	1,612,266

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	United States (continued)
78,600	Johnson & Johnson	$10,947,408
36,100	MasterCard, Inc., Class A	9,549,533
14,700	Phillips 66	1,375,038

		49,514,843

	TOTAL COMMON STOCKS (Cost $375,621,209)	458,151,186

	PREFERRED STOCKS—0.6%

	Chile—0.6%
940,000	Embotelladora Andina SA, Class A	2,935,120

	Germany—0.0%
648	KSB AG	224,334

	TOTAL PREFERRED STOCKS
	(Cost $3,051,153)	3,159,454

	REGISTERED INVESTMENT COMPANY—9.3%
47,379,618	Dreyfus Government Securities Cash Management - Institutional Shares 2.11%(b) (Cost $47,379,618)	47,379,618

INVESTMENTS IN SECURITIES (Cost $426,051,980)	99.4%	508,690,258
OTHER ASSETS AND LIABILITIES (Net)	0.6	2,856,454

NET ASSETS	100.0%	$511,546,712

*	See Note 1 to Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2019.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Sector Diversification

June 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	13.2%
Banks	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Insurance	8.0
Energy	6.0
Media	5.8
Beverage	5.3
Food	5.3
Automobiles & Components	4.9
Software & Services	4.6
Retailing	3.4
Technology Hardware & Equipment	2.7
Materials	2.6
Commercial Services & Supplies	1.7
Transportation	0.9
Household & Personal Products	0.9
Electronic Equipment & Instruments	0.9
Real Estate	0.8
Health Care Equipment & Services	0.7
Diversified Financials	0.4
Tobacco	0.3
Utilities	0.3
Consumer Services	0.2

Total Common Stocks	89.5
Preferred Stocks	0.6
Registered Investment Company	9.3
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio Composition

June 30, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	19%
France	15
Switzerland	13
United States	10
Germany	7
Netherlands	6
South Korea	6
Singapore	5
Other Countries(a)	9
Money Market Funds and Other Assets and Liabilities (Net)	10

Total	100%

(a)	“Other Countries” include Canada, Chile, China, Hong Kong, Italy, Japan and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	COMMON STOCKS—92.0%

	Chile—2.2%
846,500	Antofagasta plc	$10,014,972

	China—2.6%
70,510	Baidu Inc., Sponsored ADR(a)	8,275,054
79,439	Sina Corp.(a)	3,426,204

		11,701,258

	France—6.6%
1,169,955	Bollore SA	5,169,482
360,300	CNP Assurances	8,189,755
146,155	Tarkett SA	3,428,681
236,380	Total SA	13,264,274

		30,052,192

	Germany—5.0%
135,094	Axel Springer SE	9,530,672
84,400	Henkel AG & Co., KGaA	7,761,240
22,070	Muenchener Rueckversicherungs AG	5,546,906

		22,838,818

	Hong Kong—0.6%
906,000	Hang Lung Group Ltd.	2,510,707

	Japan—0.6%
228,400	Zeon Corp.	2,537,542

	Netherlands—10.4%
230,702	Heineken Holding NV	24,249,299
352,399	Royal Dutch Shell plc, Class A	11,521,632
183,946	Unilever NV, ADR	11,169,201

		46,940,132

	Singapore—2.3%
550,917	United Overseas Bank Ltd.	10,640,054

	South Korea—2.2%
83,000	Chokwang Paint Ltd.	466,522
47,119	Hyundai Motor Co.	5,713,125
56,800	LG Corp.	3,782,895

		9,962,542

	Switzerland—12.4%
28,731	Alcon Inc.(a)	1,776,312
156,851	Nestle SA, Registered, Sponsored ADR	16,218,393
143,657	Novartis AG, Registered	13,142,774
55,730	Roche Holding AG	15,698,712
27,192	Zurich Insurance Group AG	9,479,550

		56,315,741

	United Kingdom—13.3%
1,072,680	BAE Systems plc	6,763,210
929,315	CNH Industrial NV	9,543,756
105,186	Diageo plc, Sponsored ADR	18,125,652
343,309	GlaxoSmithKline plc	6,888,638
282,425	Inchcape plc	2,214,168

Shares		Value*

	United Kingdom (continued)
1,201,165	Standard Chartered plc	$10,918,153
91,190	Unilever plc, Sponsored ADR	5,651,044

		60,104,621

	United States—33.8%
46,230	3M Co.	8,013,508
6,150	Alphabet Inc., Class A(a)	6,659,220
6,166	Alphabet Inc., Class C(a)	6,664,891
9,840	AutoZone Inc.(a)	10,818,785
283,089	Bank of New York Mellon Corp./The	12,498,379
80	Berkshire Hathaway Inc., Class A(a)	25,468,000
168,094	Cisco Systems, Inc.	9,199,785
140,841	Comcast Corp., Class A	5,954,757
126,121	ConocoPhillips	7,693,381
7,420	Goldman Sachs Group Inc./The	1,518,132
100,063	Johnson & Johnson	13,936,775
53,910	MasterCard, Inc., Class A	14,260,812
488,706	MRC Global, Inc.(a)	8,366,647
36,818	National Western Life Insurance Co., Class A	9,462,226
263,163	Wells Fargo & Co.	12,452,873

		152,968,171

	TOTAL COMMON STOCKS (Cost $213,219,926)	416,586,750

	REGISTERED INVESTMENT COMPANY—4.4%

	United States—4.4%
19,802,847	Dreyfus Government Securities Cash Management - Institutional Shares 2.11%(b) (Cost $19,802,847)	19,802,847

Face Value

	U.S. TREASURY BILL—3.0%
$ 14,000,000	2.362%(c), due 12/05/2019(d) (Cost $13,867,052)	13,877,126

INVESTMENTS IN SECURITIES (Cost $246,889,825)	99.4%	450,266,723
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.4	1,689,200
OTHER ASSETS AND LIABILITIES (Net)	0.2	977,294

NET ASSETS	100.0%	$452,933,217

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

June 30, 2019 (Unaudited)

*	See Note 1 to Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2019.
(c)	Rate represents annualized yield at date of purchase.
(d)	This security has been segregated to cover certain open forward contracts. At June 30, 2019, liquid assets totaling $13,877,126 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification

June 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	12.8%
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Beverage	9.4
Capital Goods	8.8
Software & Services	8.7
Banks	7.4
Food	7.3
Energy	7.2
Media	3.4
Diversified Financials	3.1
Retailing	2.9
Materials	2.9
Technology Hardware & Equipment	2.0
Household & Personal Products	1.7
Automobiles & Components	1.3
Transportation	1.1
Real Estate	0.6
Health Care Equipment & Services	0.4

Total Common Stocks	92.0
Registered Investment Company	4.4
U.S. Treasury Bill	3.0
Unrealized Appreciation on Forward Contracts	0.4
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio Composition

June 30, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	34%
United Kingdom	13
Switzerland	12
Netherlands	10
France	7
Germany	5
China	3
Chile	2
Other Countries(a)	6
Money Market Funds and Other Assets and Liabilities (Net)(b)	8

Total	100%

(a)	“Other Countries” include Chile, Hong Kong, Japan and South Korea

(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Schedule of Forward Exchange Contracts

June 30, 2019 (Unaudited)

Contracts		Counterparty	Settlement Date	Contract Value on Origination Date	Value 06/30/19*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
16,500,000	Chinese Yuan	SSB	10/15/19	$2,381,605	$2,398,574	$16,969
13,000,000	Chinese Yuan	SSB	12/23/19	1,868,541	1,888,016	19,475
4,000,000,000	South Korean Won	SSB	12/23/19	3,544,528	3,484,479	(60,049)

TOTAL				$7,794,674	$7,771,069	$(23,605)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
16,500,000	Chinese Yuan	SSB	10/15/19	$(2,369,158)	$(2,398,574)	$(29,416)
13,000,000	Chinese Yuan	SSB	12/23/19	(1,882,694)	(1,888,016)	(5,322)
35,000,000	Chinese Yuan	BNY	3/13/20	(5,197,351)	(5,075,124)	122,227
23,000,000	Chinese Yuan	JPM	4/3/20	(3,399,048)	(3,333,695)	65,353
14,150,000	Chinese Yuan	SSB	5/22/20	(2,037,554)	(2,048,959)	(11,405)
4,500,000	European Union Euro	JPM	7/15/19	(5,447,178)	(5,132,003)	315,175
2,500,000	European Union Euro	NTC	10/15/19	(2,979,025)	(2,871,113)	107,912
4,000,000	European Union Euro	NTC	12/23/19	(4,690,260)	(4,618,273)	71,987
26,500,000	European Union Euro	NTC	3/23/20	(30,954,120)	(30,779,632)	174,488
16,000,000	European Union Euro	BNY	5/7/20	(18,486,880)	(18,638,654)	(151,774)
4,500,000	Great Britain Pound Sterling	NTC	7/15/19	(6,067,800)	(5,732,202)	335,598
3,000,000	Great Britain Pound Sterling	BNY	8/27/19	(3,924,900)	(3,828,973)	95,927
2,200,000	Great Britain Pound Sterling	SSB	12/23/19	(2,826,910)	(2,820,167)	6,743
4,097,542	Great Britain Pound Sterling	SSB	3/10/20	(5,500,000)	(5,263,961)	236,039
14,500,000	Great Britain Pound Sterling	JPM	7/2/20	(18,630,325)	(18,684,824)	(54,499)
160,000,000	Japanese Yen	SSB	6/26/20	(1,508,011)	(1,521,892)	(13,881)
122,000,000	Japanese Yen	JPM	8/14/20	(1,155,467)	(1,163,783)	(8,316)
4,300,000	Singapore Dollar	SSB	8/27/19	(3,174,767)	(3,181,368)	(6,601)
9,000,000	Singapore Dollar	SSB	1/3/20	(6,623,491)	(6,668,566)	(45,075)
6,600,000,000	South Korean Won	SSB	12/23/19	(5,975,555)	(5,749,390)	226,165
6,000,000,000	South Korean Won	JPM	2/24/20	(5,390,109)	(5,237,888)	152,221
1,500,000	Swiss Franc	BNY	8/27/19	(1,571,668)	(1,547,205)	24,463
6,000,000	Swiss Franc	NTC	10/15/19	(6,289,968)	(6,213,670)	76,298
3,800,000	Swiss Franc	BNY	11/18/19	(3,923,188)	(3,947,238)	(24,050)
8,000,000	Swiss Franc	JPM	11/29/19	(8,349,423)	(8,318,121)	31,302
11,500,000	Swiss Franc	BNY	12/23/19	(12,004,175)	(11,982,929)	21,246

TOTAL				$(170,359,025)	$(168,646,220)	$1,712,805

Unrealized Appreciation on Forward Contracts (Net)						$1,689,200

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments

June 30, 2019 (Unaudited)

Shares		Value*

	COMMON STOCKS—91.5%

	France—16.8%
33,187	Cie Generale des Etablissements

	Michelin	$4,215,836
169,500	CNP Assurances	3,852,799
21,625	Safran SA	3,173,121
175,605	SCOR SE	7,711,166
82,235	Tarkett SA	1,929,168
92,253	Total SA	5,176,703

		26,058,793

	Germany—9.6%
46,039	Axel Springer SE	3,247,980
27,960	BASF SE	2,035,261
11,335	Muenchener Rueckversicherungs AG	2,848,853
56,600	Siemens AG	6,742,085

		14,874,179

	Hong Kong—0.7%
407,000	Hang Lung Group, Ltd.	1,127,878

	Netherlands—2.5%
121,049	Royal Dutch Shell plc, Class A	3,957,679

	Singapore—7.2%
263,700	DBS Group Holdings, Ltd.	5,059,797
318,400	United Overseas Bank, Ltd.	6,149,371

		11,209,168

	Switzerland—18.8%
81,400	Nestle SA, Registered	8,437,214
58,890	Novartis AG, Registered	5,387,680
25,770	Roche Holding AG	7,259,211
23,142	Zurich Insurance Group AG	8,067,657

		29,151,762

	Thailand—1.6%
386,200	Bangkok Bank Public Co., Ltd., NVDR	2,480,848

	United Kingdom—15.6%
275,675	Babcock International Group plc	1,607,604
582,870	BAE Systems plc	3,674,975
168,745	Diageo plc	7,267,548
303,937	GlaxoSmithKline plc	6,098,623
460,549	HSBC Holdings plc	3,850,364
228,905	Inchcape plc	1,794,579

		24,293,693

	United States—18.7%
64,395	Carnival Corp.	2,997,587
57,671	Cisco Systems, Inc.	3,156,334
51,990	Johnson & Johnson	7,241,167
141,090	Verizon Communications, Inc.	8,060,472

Shares		Value*

	United States (continued)
160,116	Wells Fargo & Co.	$7,576,689

		29,032,249

	TOTAL COMMON STOCKS (Cost $93,578,126)	142,186,249

	REGISTERED INVESTMENT COMPANY—7.8%
12,195,519	Dreyfus Government Securities Cash Management - Institutional Shares 2.11%(a) (Cost $12,195,519)	12,195,519

INVESTMENTS IN SECURITIES (Cost $105,773,645)	99.3%	154,381,768
OTHER ASSETS AND LIABILITIES (Net)	0.7	1,100,183

NET ASSETS	100.0%	$155,481,951

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Rate disclosed is the 7-day yield at June 30, 2019.

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification

June 30, 2019 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	16.7%
Banks	16.2
Insurance	14.5
Capital Goods	10.0
Energy	5.9
Food	5.4
Telecommunication Services	5.2
Beverage	4.7
Automobiles & Components	2.7
Media	2.1
Technology Hardware & Equipment	2.0
Consumer Services	1.9
Materials	1.3
Retailing	1.2
Commercial Services & Supplies	1.0
Real Estate	0.7

Total Common Stocks	91.5
Registered Investment Company	7.8
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio Composition

June 30, 2019 (Unaudited)

Portfolio Composition	Percentage of Net Assets

Switzerland	19%
United States	19
France	17
United Kingdom	16
Germany	9
Singapore	7
Netherlands	2
Thailand	2
Hong Kong	1
Money Market Funds and Other Assets and Liabilities (Net)	8

Total	100%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

    Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The

Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

    Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2019. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

			Level 2	Level 3
	Total	Level 1	Other	Significant
	Value at	Quoted	Significant	Unobservable
Global Value Fund	June 30, 2019	Price	Observable Inputs	Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,187,538,883	$1,187,133,755	$405,128	$—
All Other Countries	6,402,832,621	6,402,832,621	—	—
Preferred Stocks
Chile	31,224,685	—	31,224,685	—
All Other Countries	13,671,166	13,671,166	—	—
Registered Investment Company	220,422,672	220,422,672	—	—
U.S. Treasury Bill	299,657,167	—	299,657,167	—
Total Investments in Securities	8,155,347,194	7,824,060,214	331,286,980	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	54,545,446	—	54,545,446	—
Liability
Unrealized depreciation of forward exchange contracts	(20,451,903)	—	(20,451,903)	—
Total	$8,189,440,737	$7,824,060,214	$365,380,523	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

			Level 2	Level 3
	Total	Level 1	Other	Significant
	Value at	Quoted	Significant	Unobservable
Global Value Fund II – Currency Unhedged	June 30, 2019	Price	Observable Inputs	Inputs
Investments in Securities:
Common Stocks	$458,151,186	$458,151,186	$—	$—
Preferred Stocks
Chile	2,935,120	—	2,935,120	—
Germany	224,334	224,334	—	—
Registered Investment Company	47,379,618	47,379,618	—	—
Total	$508,690,258	$505,755,138	$2,935,120	$—

			Level 2	Level 3
	Total	Level 1	Other	Significant
	Value at	Quoted	Significant	Unobservable
Value Fund	June 30, 2019	Price	Observable Inputs	Inputs
Investments in Securities:
Common Stocks	$416,586,750	$416,586,750	$—	$—
Registered Investment Company	19,802,847	19,802,847	—	—
U.S. Treasury Bill	13,877,126	—	13,877,126	—
Total Investments in Securities	450,266,723	436,389,597	13,877,126	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,099,588	—	2,099,588	—
Liability
Unrealized depreciation of forward exchange contracts	(410,388)	—	(410,388)	—
Total	$451,955,923	$436,389,597	$15,566,326	$—

			Level 2	Level 3
	Total	Level 1	Other	Significant
	Value at	Quoted	Significant	Unobservable
Worldwide High Dividend Yield Value Fund	June 30, 2019	Price	Observable Inputs	Inputs
Investments in Securities	$154,381,768	$154,381,768	$ `—	$—

    Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

    Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to daily threshold amounts.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

     Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future.

    Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

    The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2019:

Shares Held at 3/31/19	Name of Issuer†	Value at 3/31/19	Purchase Cost	Sales Proceeds	Value at 06/30/19	Shares Held at 06/30/19	Change in Net Unrealized Depreciation 4/1/19 to 06/30/19
68,178	Phoenix Mecano AG	$33,168,231	$—	$—	$30,767,508	68,178	$(2,400,723)
4,763,086	SOL SpA	60,542,038	—	—	60,425,429	4,763,086	(116,609)
		$93,710,269	$—	$—	$91,192,937		$(2,517,332)

†	Issuer countries: Switzerland and Italy, respectively.

    None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.